INVESTMENTS (Narrative) (Details) In Thousands, unless otherwise specified	12 Months Ended																3 Months Ended	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2014 Investment in a jointly controlled entity [Member] CNY	Dec. 31, 2013 Investment in a jointly controlled entity [Member] CNY	Dec. 31, 2012 Investment in a jointly controlled entity [Member] CNY	Dec. 31, 2014 Investment in a jointly controlled entity [Member] Shareholders' loan [Member] CNY	Dec. 31, 2013 Investment in a jointly controlled entity [Member] Shareholders' loan [Member] CNY	Dec. 31, 2012 Investment in a jointly controlled entity [Member] Shareholders' loan [Member] CNY	Dec. 31, 2014 Investment in a jointly controlled entity [Member] CNY	Dec. 31, 2013 Investment in a jointly controlled entity [Member] CNY	Dec. 31, 2012 Investment in a jointly controlled entity [Member] CNY	Dec. 31, 2014 Investment in a jointly controlled entity [Member] Gross [Member] CNY	Dec. 31, 2013 Investment in a jointly controlled entity [Member] Gross [Member] CNY	Dec. 31, 2012 Investment in a jointly controlled entity [Member] Gross [Member] CNY	Dec. 31, 2011 Investment in a jointly controlled entity [Member] Shares of loss [Member] CNY	Dec. 31, 2014 Investment in a jointly controlled entity [Member] Shares of loss [Member] CNY	Dec. 31, 2013 Investment in a jointly controlled entity [Member] Shares of loss [Member] CNY	Dec. 31, 2012 Investment in a jointly controlled entity [Member] Shares of loss [Member] CNY	Oct. 01, 2011 Investment in a jointly controlled entity [Member] Motel 168 [Member]	Oct. 01, 2011 Investment in a jointly controlled entity [Member] Suzhou Taide Hotels Management Co., Ltd. [Member]	Dec. 31, 2014 Chengdu Haoting Holiday Hotel Management Co., Ltd. [Member] CNY	Jul. 31, 2014 Chengdu Haoting Holiday Hotel Management Co., Ltd. [Member] CNY	Dec. 31, 2013 Chengdu Haoting Holiday Hotel Management Co., Ltd. [Member] CNY	Dec. 31, 2014 Shanghai Campsort Travel Development Co., Ltd. [Member] CNY	Nov. 30, 2014 Shanghai Campsort Travel Development Co., Ltd. [Member] CNY	Dec. 31, 2013 Shanghai Campsort Travel Development Co., Ltd. [Member] CNY
Schedule of Investment [Line items]
Percentage of equity interest																					50.00%	50.00%		20.00%
Share of loss of a jointly controlled entity	$ 52	324	792	1,676	324	792	1,676	0	0	0	0	0	0	0	0	0	853	324	792	1,676
Percentage of equity interest in an affiliated company																											12.00%
Investments	$ 1,887	11,709	5,833		5,509	5,833																	200	200	0	6,000	6,000	0